Nature of Operations	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
4Front Ventures Corp. (“4Front” or the “Company”) exists pursuant to the provisions of the British Columbia Corporations Act. On July 31, 2019, 4Front Holdings LLC (“Holdings”) completed a Reverse Takeover Transaction (“RTO”) with Cannex Capital Holdings, Inc. (“Cannex”) whereby Holdings acquired Cannex and the shareholders of Holdings became the controlling shareholders of the Company (Note 14). Following the RTO, the Company is listed on the Canadian Securities Exchange (“CSE”) under the ticker “FFNT” and are quoted on the OTC (OTCQX: FFNTF).
The Company operates licensed cannabis facilities in state-licensed markets in the United States. On November 13, 2018, the Company acquired Healthy Pharms, Inc. (“HPI”) which operates a cannabis production facility and a dispensary in Georgetown, Massachusetts (Note 14). On February 22, 2019, the Company acquired PHX Interactive, LLC, which operates a cannabis dispensary in Phoenix, Arizona (Note 14). On April 15, 2019, the Company acquired Om of Medicine LLC, which operates a dispensary in Ann Arbor, Michigan (Note 14).
As of December 31, 2019, the Company operates 11 dispensaries in Massachusetts, Illinois, Maryland, Michigan, Pennsylvania, Arkansas, and Arizona. The Company operates two production facilities in Massachusetts, and one in Illinois.
The Company leases real estate and sells equipment, supplies and intellectual property to cannabis producers in the state of Washington. The Company also owns and operates Pure Ratios (which was acquired by Cannex in June 2019), a
CBD-focused
wellness company in California, that sells
non-THC
products throughout the United States.
While marijuana and
CBD-infused
products are legal under the laws of several U.S. states (with varying restrictions), the United States Federal Controlled Substances Act classifies all “marijuana” as a Schedule I drug, whether for medical or recreational use. Under U.S. federal law, a Schedule I drug or substance has a high potential for abuse, no accepted medical use in the United States, and a lack of safety for the use of the drug under medical supervision.
The head office address of the Company is 5060 North 40
th
Street, Suite 120, Phoenix, Arizona, and the registered office is 550 Burrard Street, Suite 2900, Vancouver, British Columbia.